Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

Note 23—Subsequent Events

        Management has evaluated all events and transactions through the date the Company issued these consolidated financial statements. During this period:

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  On July 2, 2013, the Company, through PennyMac, entered into a master repurchase agreement with Morgan Stanley Bank, N.A. ("Morgan Stanley"), pursuant to which one of PennyMac's wholly-owned subsidiaries, PLS, may sell, and later repurchase, newly originated mortgage loans in an aggregate principal amount of up to $200 million (the "Loan Repo Facility"). The Loan Repo Facility is used to fund loans that are purchased or originated by PLS and held for sale and/or securitization. The Loan Repo Facility is committed for a period of 364 days, and the obligations of PLS are fully guaranteed by PennyMac. The mortgage loans are serviced by PLS.

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  All agreements to repurchase that matured between June 30, 2013 and the date of this Report were extended or renewed.

Note 26—Subsequent Events

        Management has evaluated all events or transactions through March 25, 2013, the date the Company issued these financial statements. During this period:

        The Company made distributions to its unit holders totaling $9.4 million to pay a portion of the unit holders' income taxes relating to their taxable income from the Company in January 2013.

        On February 1, 2013, the Company entered into the following agreements with PMT and its subsidiaries: Amended and Restated Management Agreement (the "Management Agreement"), by and among PMT, PennyMac Operating Partnership, L.P., a wholly-owned subsidiary of PMT (the "Operating Partnership") and PCM; Amended and Restated Flow Servicing Agreement (the "Servicing Agreement"), between the Operating Partnership and PLS; Mortgage Banking and Warehouse Services Agreement ("MBWS Agreement"), between PLS and PennyMac Corp., a wholly-owned, indirect subsidiary of PMT; MSR Recapture Agreement ("MSR Recapture Agreement"), between PLS and PennyMac Corp.; Master Spread Acquisition and MSR Servicing Agreement ("Spread Acquisition and MSR Servicing Agreement"), between PLS and the Operating Partnership; and Amended and Restated Underwriting Fee Reimbursement Agreement ("Reimbursement Agreement"), by and among PMT, the Operating Partnership and PCM. The initial term of all of the agreements other than the Reimbursement Agreement expires on February 1, 2017, subject to automatic renewal for additional 18-month periods, unless terminated earlier in accordance with the terms of the respective agreements. The Reimbursement Agreement expires on February 1, 2019.

        The Management Agreement was amended to provide for the payment to PCM of a base management fee and a performance incentive fee, both payable quarterly and in arrears. The base management fee is equal to the sum of (i) 1.5% per annum of shareholders' equity up to $2 billion, (ii) 1.375% per annum of shareholders' equity in excess of $2 billion and up to $5 billion, and (iii) 1.25% per annum of shareholders' equity in excess of $5 billion. The performance incentive fee is calculated at a defined annualized percentage of the amount by which "net income," on a rolling four-quarter basis and before the incentive fee, exceeds certain levels of return on "equity." "Net income," for purposes of determining the amount of the performance incentive fee, is defined as net income or loss computed in accordance with GAAP and adjusted for certain non cash charges.

        The Servicing Agreement was amended to provide for servicing fees payable to PLS that changed from a percentage of the loan's UPB to fixed per-loan monthly amounts based on the delinquency, bankruptcy and/or foreclosure status of the serviced loan or the real estate acquired in settlement of a loan.

        The MBWS Agreement provides for a fulfillment fee paid to PLS based on the type of mortgage loan that PMT acquires. The fulfillment fee is equal to a percentage of the unpaid principal balance of such mortgage loan. The terms of the MBWS agreement are similar to the prior MBWS agreement, with the addition of potential fee rate discounts applicable to PMT's monthly purchase volume in excess of designated thresholds. The Company has also agreed to provide such services exclusively for PMT's benefit, and PLS and its affiliates are prohibited from providing such services for any other third party.

        Pursuant to the terms of the MSR Recapture Agreement, if PLS refinances via its retail lending business loans for which PMT previously held the MSRs, PLS is generally required to transfer and convey to PennyMac Corp., without cost to PennyMac Corp., the MSRs with respect to new mortgage loans originated in those refinancings (or, under certain circumstances, other mortgage loans) that have an aggregate unpaid principal balance that is not less than 30% of the aggregate unpaid principal balance of all the loans so originated.

        Pursuant to the Spread Acquisition and MSR Servicing Agreement, PMT may acquire from PLS the rights to receive certain excess servicing spread arising from MSRs acquired by PLS, in which case PLS generally would be required to service or subservice the related mortgage loans. The terms of each transaction under the Spread Acquisition and MSR Servicing Agreement will be subject to the terms of such agreement as modified and supplemented by the terms of a confirmation executed in connection with such transaction.

        At this time, we do not expect our entry into the Servicing Agreement, the MBWS Agreement, the MSR Recapture Agreement, the Spread Acquisition and MSR Servicing Agreement or the Reimbursement Agreement to have a material impact on our future financial results or operating metrics. As a result of amending the Management Agreement, we expect to earn performance incentive fees which we had previously not earned, however we do not expect those fees to have a material impact on our future financial results or operating metrics.

        Pursuant to the Reimbursement Agreement, the Company may be entitled to reimbursement of certain payments. In connection with the initial public offering of PMT's common shares, on August 4, 2009, PCM entered into an agreement with PMT pursuant to which PMT agreed to reimburse PCM for a $2.9 million payment that it made to the underwriters of the IPO if PMT satisfied certain performance measures over a specified period of time. Such reimbursements are contingent on earning a performance incentive fee under the Management Agreement and are subject to specified maximum payments in any 12-month period.

        On February 6, 2013, distributions of $5.8 million were made to enable the payment of subscriptions receivable and repayment of certain advances made in lieu of bonuses in prior years.

        In March 2013, the IRS exam team concluded their audit of the Company's federal income tax return for the year ended December 31, 2010 and subsequently formally notified us that they will not be proposing any changes to the tax return as originally filed.

        On March 22, 2013, the Company amended its Second Amended and Restated Loan and Security Agreement with Credit Suisse First Boston Mortgage Capital LLC to revise certain of its financial covenants and extend the term thereof.